UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07418

Name of Registrant: Legg Mason Global Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders    1

To Our Shareholders,

We are pleased to provide you with Legg Mason Global Trust, Inc.’s semi-annual report for Emerging Markets Trust, Global Income Trust, and International Equity Trust for the six months ended June 30, 2007. Total returns for various periods ended June 30, 2007 are:

Total Returns
	6 Months	12 Months
Emerging Markets TrustA:
Primary Class	+18.84%	+47.60%
Financial Intermediary ClassB	N/A	N/A
Institutional Class	+19.43%	+49.08%
Global Income Trust:
Primary Class	-0.76%	+3.49%
International Equity TrustC:
Primary Class	+9.14%	+25.31%
Class RD	+9.34%	N/A
Financial Intermediary Class	+9.53%	+26.24%
Institutional Class	+9.74%	+26.70%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for Class R, the Financial Intermediary Class and Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information for each of the Fund’s performance over longer periods of time is shown in their respective Performance Information sections within this Report. For more information about the Funds’ respective share classes included in the report, please contact your financial advisor.

A	Emerging Markets’ performance does not reflect its redemption fee, which is 2% of the proceeds of shares redeemed or exchanged within 60 days of purchase.
B	Emerging Markets Trust Financial Intermediary Class began operations on June 29, 2007 and had a total return of 0.00% for the period ended June 30, 2007.
C	International Equity’s performance does not reflect its redemption fee, which is 2% of the proceeds of shares redeemed or exchanged within 60 days of purchase.
D	Class R commenced operations on December 28, 2006.

N/A – Not applicable.

2    Semi-Annual Report to Shareholders

Since June 30, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wide range of financial institutions and markets. As a result, other fixed income instruments have experienced increased price volatility.

The Board of Directors recently approved an ordinary income dividend of $0.02277 per share to shareholders of International Equity Trust payable on June 22, 2007, to shareholders of record on June 21, 2007.

The Board of Directors also recently approved a long-term capital gain distribution of $0.21127 per share to shareholders of International Equity Trust payable on June 22, 2007, to shareholders of record on June 20, 2007, and a short-term capital gain distribution of $0.24615 per share to shareholders of Emerging Markets Trust and $0.10114 per share to shareholders of International Equity Trust, payable on June 22, 2007, to shareholders of record on June 21, 2007.

The Board of Directors of Legg Mason Global Trust, Inc. has approved an Agreement and Plan of Reorganization (“Plan”) with respect to its series, Legg Mason Global Income Trust (“Global Income Trust”). Under the Plan, Global Income Trust would transfer all of its assets and liabilities to Legg Mason Partners Global Income Fund (“LMP Global Income Fund”), a newly organized series of Legg Mason Partners Income Trust. The Plan is subject to the approval of shareholders of Global Income Trust. A shareholder meeting date of September 10, 2007 has been set for shareholders of record of Global Income Trust as of July 2, 2007 to vote on the Plan.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,
/s/ Mark R. Fetting
Mark R. Fetting
President

July 23, 2007

Semi-Annual Report to Shareholders    3

Expense Example

Emerging Markets Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2007, and held through June 30, 2007. The Financial Intermediary Class began operations on June 29, 2007, therefore an expense example is not presented.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if a redemption fee applied to your transactions, your costs would have been higher.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses PaidA During the Period 1/1/07 to 6/30/07
Primary Class
Actual	$1,000.00	$1,188.40	$12.21
Hypothetical (5% return before expenses)	1,000.00	1,013.64	11.23
Institutional Class
Actual	$1,000.00	$1,194.30	$6.80
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 2.25%, and 1.25% for the Primary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

4    Semi-Annual Report to Shareholders

Performance Information

Emerging Markets Trust

The graphs on the following pages compare the Fund’s total return to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Due to the limited operating history of the Financial Intermediary Class, a performance graph is not presented. The Financial Intermediary Class shares, which began operations on June 29, 2007 had a total return of 0.00% for the period ended June 30, 2007.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders    5

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+47.60%	+47.60%
Five Years	+290.97%	+31.35%
Ten Years	+205.93%	+11.83%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A

The Morgan Stanley Capital International (“MSCI”) Emerging Markets (“EM”) Index (Gross) is a market-weighted aggregate of 26 individual emerging country indices calculated with the maximum possible dividend reinvestment. This graph is provided for illustrative purposes only due to the lack of operating history of the Fund’s current benchmark: MSCI EM (Net).

6    Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B

The Morgan Stanley Capital International (“MSCI”) Emerging Markets (“EM”) Index (Net) is a market-weighted aggregate of 26 individual emerging country indices calculated with the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-residential individuals who do not benefit from double taxation treaties. Index returns are for periods beginning December 31, 2000.

Semi-Annual Report to Shareholders    7

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+49.08%	+49.08%
Life of Class*	+113.44%	+45.57%

*	Inception date: June 23, 2005

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. The performance data quoted represents past performance and does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning June 30, 2005.

8    Semi-Annual Report to Shareholders

Industry Diversification

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	% of Net Assets	Value
Airlines	0.7%	$3,141
Automobiles	1.0	4,265
Beverages	0.3	1,258
Capital Markets	1.8	8,119
Chemicals	1.9	8,363
Commercial Banks	13.8	62,480
Communications Equipment	0.2	784
Computers and Peripherals	1.2	5,679
Construction and Engineering	2.8	12,695
Construction Materials	1.4	6,807
Diversified Financial Services	1.8	8,684
Diversified Telecommunication Services	2.8	12,946
Electric Utilities	2.2	10,109
Electrical Equipment	2.1	9,224
Electronic Equipment and Instruments	2.0	9,216
Energy Equipment and Services	1.2	5,679
Food and Staples Retailing	0.4	1,882
Food Products	1.4	6,141
Gas Utilities	0.6	2,583
Hotels, Restaurants and Leisure	1.0	4,140
Household Durables	2.7	12,294
Independent Power Producers and Supplies	0.3	1,236
Industrial Conglomerates	2.2	10,121
Insurance	2.8	13,009
Internet Software and Services	1.1	4,906
IT Services	0.5	2,466
Leisure Equipment and Products	0.5	2,094
Machinery	3.5	16,293
Marine	1.6	7,101
Media	0.5	2,224
Metals and Mining	12.3	54,698
Multiline Retail	0.3	1,434
Oil, Gas and Consumable Fuels	13.2	59,024
Paper and Forest Products	0.3	1,530
Pharmaceuticals	0.3	1,530
Real Estate Management and Development	1.6	7,390
Road and Rail	0.7	3,231
Semiconductors and Semiconductor Equipment	5.2	23,572
Software	0.5	2,035
Specialty Retail	1.0	4,563
Textiles, Apparel and Luxury Goods	0.4	1,998
Tobacco	0.6	2,586
Transportation Infrastructure	1.1	4,937
Wireless Telecommunication Services	5.0	22,634
Short-Term Investments	1.2	5,408

Total Investment Portfolio	100.0	452,509
Other Assets Less Liabilities	—	(139)

Net Assets	100.0%	$452,370

Semi-Annual Report to Shareholders    9

Portfolio of Investments

Emerging Markets Trust

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 94.0%

Argentina — 0.2%
Telecom Argentina SA — ADR	44	$1,089	A

Bahrain — 0.5%
Gulf Finance House E.C. — GDR	86	2,150	A

Bermuda — 0.4%
China Hongxing Sports Ltd.	3,397	1,998

Brazil — 11.0%
Banco Bradesco SA — ADR	71	1,714
Banco Itau Holding Financeira SA — ADR	72	3,182
Companhia Vale do Rio Doce (CVRD) — ADR	340	12,829
Datasul SA	157	2,035
Gerdau SA -ADR	43	1,103
GVT Holding SA	78	1,377	A
JHSF Participacoes SA	160	930	A
Light SA	56	889	A
Localiza Rent a Car SA	287	3,231
Metalfrio Solutions SA	248	3,484	A
Petroleo Brasileiro SA — ADR	114	12,108
Porto Seguro SA	13	503
SLC Agricola SA	57	420	A
Suzano Papel e Celulose SA	113	1,530
Unibanco — Uniao de Bancos Brasileiros SA — GDR	38	4,267

		49,602

China — 10.6%
Angang New Steel Co. Ltd.	2,044	4,209
Chaoda Modern Agriculture Ltd.	1,852	1,433
China Construction Bank Corp.	2,549	1,751
China Infrastructure Machinery Holdings Ltd.	325	710
China Life Insurance Co. Ltd.	543	1,952

10    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares/Par	Value
China — Continued
China Mengniu Dairy Co. Ltd.	653	$2,255
China Mobile Ltd.	743	7,992
China Overseas Land and Investment Ltd.	3,066	4,745
China Petroleum and Chemical Corp. (Sinopec)	4,064	4,502
China Shenhua Energy Co. Ltd.	500	1,730
China Shipping Development Co. Ltd.	846	1,959
China Southern Airlines Co. Ltd.	1,868	1,257	A
Far East Pharmaceutical Technology Co. Ltd.	4,304	—	A,B,C
FU JI Food and Catering Services	485	1,662
Guangzhou Shipyard International Co. Ltd.	216	1,104	A
Industrial and Commercial Bank of China — Class H	1,696	939
Li Ning Co. Ltd.	864	2,094
PetroChina Co. Ltd.	820	1,204
Shanghai Prime Machinery Co. Ltd. — Class H	3,476	1,440
Shanghai Zhenhua Port Machinery Co. Ltd.	2,591	4,819

		47,757

Egypt — 1.7%
Egyptian Financial Group-Hermes Holding	446	3,567
Orascom Construction Industries	60	3,919
Orascom Construction Industries — GDR	0.5	62	B

		7,548

Hungary — 0.5%
OTP Bank Nyrt	36	2,106

India — 6.9%
Aban Offshore Ltd.	43	3,194
Bharti Airtel Ltd.	56	1,163	A
Crompton Greaves Ltd.	1,060	6,591
Cummins India Ltd.	203	1,706
Great Offshore Ltd.	32	669
Indian Bank	23	74
Indian Bank	317	995
Infosys Technologies Ltd.	14	672

Semi-Annual Report to Shareholders    11

	Shares/Par	Value
India — Continued
JSW Steel Ltd.	45	$684
Jyoti Structures Ltd.	294	1,355
Kalpataru Power Transmission Ltd.	35	1,278	A
Mahindra and Mahindra Ltd.	168	3,002
Reliance Industries Ltd.	107	4,484
Satyam Computer Services Ltd.	156	1,794
Steel Authority of India Ltd.	1,036	3,364

		31,025

Indonesia — 1.7%
PT Astra International Tbk	675	1,263
PT Bank Danamon Indonesia Tbk	1,478	1,129
PT Bank Pan Indonesia Tbk	15,000	1,062	A
PT Bank Rakyat Indonesia	1,889	1,202
PT Indosat Tbk	1,809	1,301
PT Telekomunikasi Indonesia	1,753	1,911

		7,868

Israel — 0.3%
Teva Pharmaceutical Industries Ltd. — ADR	37	1,530

Luxembourg — 0.4%
Tenaris SA — ADR	37	1,816

Malaysia — 1.9%
Bumiputra-Commerce Holdings Berhad	545	1,847
Digi.com Berhad	302	2,010
IOI Corp. Berhad	1,350	2,033
SP Setia Berhad	286	715
Tenaga Nasional Berhad	565	1,866

		8,471

Mexico — 6.9%
Alsea SA de CV	1,409	2,478
America Movil SA de CV	2,231	6,892

12    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares/Par	Value
Mexico — Continued
America Movil SA de CV — ADR	68	$4,230
Cemex SA de CV — ADR	126	4,644	A
Consorcio ARA SA de CV	1,122	1,807
Controladora Comercial Mexicana SA de CV	375	966
Corporacion GEO SA de CV	272	1,496	A
Fomento Economico Mexicano SA de CV — ADR	32	1,258
Grupo Financiero Banorte SA de CV — Class O	480	2,200
Grupo Simec SA de CV	98	1,223	A
Telefonos de Mexico SA de CV (Telmex) — ADR	111	4,217

		31,411

Oman — 0.4%
Bank Muscat SAOG — GDR	124	1,774	B,D

Pakistan — 0.1%
Fauji Fertilizer Co. Ltd.	294	589

Philippines — 1.2%
Ayala Corp.	137	1,613
Ayala Land Inc.	2,640	1,000
Bank of the Philippine Islands	840	1,245
Globe Telecom Inc.	12	346
PNOC Energy Development Corp.	10,203	1,236

		5,440

Russia — 9.5%
Chelyabinsk Zink Factory — GDR	41	651	A,B,D
Evraz Group SA — GDR	8	329	D
Gazprom	349	3,656
Gazprom — ADR	317	13,278
Gazprom OAO — ADR	35	1,458
LUKOIL — ADR	28	2,178
MMC Norilsk Nickel	11	2,320
Novatek OAO — GDR	8	400
Novatek OAO — GDR	50	2,590	B,D

Semi-Annual Report to Shareholders    13

	Shares/Par	Value
Russia — Continued
RAO Unified Energy System — GDR	44	$5,978	D
Sberbank	1	4,279
Vsmpo-Avisma Corp.	9	2,693	B
VTB Bank OJSC — GDR	290	3,181	A,D

		42,991

South Africa — 8.5%
Anglo Platinum Ltd.	10	1,702
Aveng Ltd.	534	3,784
Barloworld Ltd.	151	4,232
FirstRand Ltd.	1,397	4,482
Impala Platinum Holdings Ltd.	183	5,624
Investec Ltd.	185	2,402
Kumba Iron Ore Ltd.	64	1,670
Lewis Group Ltd.	227	1,983
Massmart Holdings Ltd.	75	916
Mr. Price Group Ltd.	155	597
Murray and Roberts Holdings Ltd.	390	3,543
Standard Bank Group Ltd.	284	3,957
Truworths International Ltd.	383	1,983
Woolworths Holdings Ltd.	472	1,434

		38,309

South Korea — 15.4%
Daelim Industrial Co. Ltd.	15	2,217
Dongbu Insurance Co. Ltd.	100	3,365
Doosan Infracore Co. Ltd.	70	2,349
GS Engineering and Construction Corp.	23	2,713
GS Holdings Corp.	42	2,041
Hyundai Heavy Industries Co. Ltd.	5	1,979
Hyundai Mipo Dockyard Co. Ltd.	4	1,224
Jusung Engineering Co. Ltd.	69	1,359	A
Kookmin Bank — ADR	52	4,544
Korea Electric Power Corp.	31	1,376
Korea Gas Corp.	40	2,583
KT&G Corp.	37	2,586

14    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares/Par		Value
South Korea — Continued
LG Chem Ltd.	25		$2,113
LG Corp.	45		2,346
LG Electronics Inc.	44		3,673
LIG Non-Life Insurance Co. Ltd.	115		2,819
NHN Corp.	27		4,906	A
POSCO	12		5,760
Samsung Card Co. Ltd.	3		191	A
Samsung Electronics Co. Ltd.	20		12,017
Samsung Fire and Marine Insurance Co. Ltd.	12		2,312
Shinhan Financial Group Co. Ltd.	84		5,111

			69,584

Taiwan — 8.9%
Acer Inc.	515		1,054
Chicony Electronics Co. Ltd.	275		528
China Steel Corp.	3,530		4,313
Chunghwa Telecom Co. Ltd. — ADR	46		860
D-Link Corp.	329		784
Formosa Chemicals and Fibre Corp.	940		2,176
Formosa Petrochemical Corp.	182		456
Formosa Plastics Corp.	1,368		3,485
Hon Hai Precision Industry Co. Ltd.	1,062		9,216
Innolux Display Corp.	530		2,202	A
Novatek Microelectronics Corp. Ltd.	1		4
Sheng Yu Steel Co., Ltd.	327		371
Siliconware Precision Industries Co. — ADR	291		3,196
Taiwan Semiconductor Manufacturing Co. Ltd.	2,293		4,966
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	—	E	—	C
Tung Ho Steel Enterprise Corp.	1,031		1,212
U-Ming Marine Transport Corp.	858		1,683
Wistron Corp.	1,010		1,895
Yang Ming Marine Transport	2,656		2,069

			40,470

Semi-Annual Report to Shareholders    15

	Shares/Par	Value
Thailand — 2.2%
Bangkok Bank Public Company Limited	596	$2,108
Banpu Public Company Limited	160	1,242
PTT Public Company Limited	250	1,955
Siam Cement Public Company Limited	150	1,165
Thai Oil Public Company Limited	1,080	2,205
Thoresen Thai Agencies Public Company Limited	1,200	1,390

		10,065

Turkey — 4.8%
Akcansa Cimento AS	141	863
Aksigorta AS	333	2,005
Arcelik AS	213	1,834
Asya Katilim Bankasi AS	517	3,178	A
Cimsa Cimento Sanayi ve Ticaret AS	20	135
Dogan Yayin Holding AS	550	2,224	A
TAV Havalimanlari Holding AS	357	3,133	A
Tupras-Türkiye Petrol Rafinerileri AS	81	1,954
Turk Hava Yollari Anonim Ortakligi	256	1,884	A
Türkiye Is Bankasi	490	2,300
Yapi Kredi Sigorta AS	7	53
Yapi ve Kredi Bankasi AS	977	2,177	A

		21,740

Total Common Stocks and Equity Interests (Cost — $309,724)		425,333

Preferred Stocks — 3.3%

Brazil — 3.3%
Banco Bradesco SA	76	1,845
Banco Itau Holding Financeira SA	22	994
Bradespar SA	63	2,398
Companhia Vale do Rio Doce (CVRD)	19	724
Gerdau SA	32	825
Itausa — Investimentos Itau SA	529	3,319

16    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares/Par		Value
Brazil — Continued
Tele Norte Leste Participacoes SA — ADR	116		$2,191
Usinas Siderurgicas de Minas Gerais SA	44		2,527

Total Preferred Stocks (Cost — $9,625)			14,823

Warrants — 1.5%

China — 1.4%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	190	wts	963	A
Guangzhou Baiyun International Airport Co. Ltd.	738	wts	1,804	A
Qinghai Salt Lake Industrial Group Co.	348	wts	2,030	A
Shanxi Lu’an Environmental Energy Development Co., Ltd.	295	wts	1,583	A

			6,380

France — 0.1%
Baoshan Iron & Steel Co. Ltd.	391	wts	565	A

			565

Total Warrants (Cost — $3,957)			6,945

Semi-Annual Report to Shareholders    17

	Shares/Par	Value
Repurchase Agreements — 1.2%

Bank of America
5.22%, date 6/29/07, to be repurchased at $2,705 on 7/2/07 (Collateral: $2,810 Fannie Mae discount note, 0%, due 10/26/07, value $2,758)	$2,704	$2,704

Goldman, Sachs & Company
5.23%, dated 6/29/07, to be repurchased at $2,705 on 7/2/07 (Collateral: $3,031 Fannie Mae note, 4.50%, due 8/1/35, value $2,766)	2,704	2,704

Total Repurchase Agreements (Cost — $5,408)		5,408

Total Investments — 100.0% (Cost — $328,714)F		452,509
Other Assets Less Liabilities N.M.%		(139)

Net Assets— 100.0%		$452,370

A	Non-income producing.
B	Illiquid security valued at fair value under procedures approved by the Board of Directors.
C	Amount represents less than $1.
D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 3.21% of net assets.

E	Amount represents less than .05.
F

Aggregate cost for Federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$125,443
Gross unrealized depreciation	$(1,648)

Net unrealized appreciation/ (depreciation)	$123,795

ADR – American Depository Receipt

GDR – Global Depository Receipt

N.M. – Not Meaningful

See notes to financial statements.

18    Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Emerging Markets Trust

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost – $323,306)		$447,101
Short-term securities at value (Cost – $5,408)		5,408
Foreign currency at value (Cost – $2,128)		2,142
Receivable for fund shares sold		1,953
Receivable for securities sold		1,054
Dividends and interest receivable		1,003

Total assets		458,661
Liabilities:
Payable for securities purchased	$3,715
Payable for fund shares repurchased	786
Accrued management fee	340
Accrued distribution and service fees	294
Accrued expenses	232
Payable for foreign capital gains taxes	924

Total liabilities		6,291

Net Assets		$452,370

Net assets consist of:
Accumulated paid-in-capital		$287,559
Overdistributed net investment income		(499)
Accumulated net realized gain on investments and foreign currency transactions		42,312
Unrealized appreciation of investments and foreign currency translationsA		122,998

Net Assets		$452,370

Net Asset Value Per Share:
Primary Class (14,940 shares outstanding)		$26.83

Financial Intermediary Class (4 shares outstanding)		$27.18

Institutional Class (1,891 shares outstanding)		$27.18

A	Net of deferred foreign taxes of $811.

See notes to financial statements.

Semi-Annual Report to Shareholders    19

Statement of Operations

Emerging Markets Trust

For the Six Months Ended June 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Dividends	$4,528
Interest	154
Less: Foreign taxes withheld	(385)

Total income			$4,297
Expenses:
Management fees	1,993
Distribution and service fees:
Primary Class	1,796
Financial Intermediary Class	—	A
Audit and legal fees	33
Custodian fees	392
Directors’ fees and expenses	31
Registration fees	23
Reports to shareholders	41
Transfer agent and shareholder servicing expense:
Primary Class	153
Institutional Class	7
Other expenses	21

	4,490
Less: Fees waived	(40)
Expenses reimbursed by adviser	(159)
Compensating balance credits	(3)

Net expenses			4,288

Net Investment Income			9
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	42,487	B
Foreign currency transactions	(99)

			42,388

Change in unrealized appreciation/depreciation of:
Investments and foreign currency translations	28,695	C
Assets and liabilities denominated in foreign currency	8

			28,703

Net Realized and Unrealized Gain on Investments			71,091

Change in Net Assets Resulting From Operations			$71,100

A	Amounts less than $1.
B	Net of foreign taxes withheld of $33.
C	Net of deferred foreign taxes of $478.

See	notes to financial statements.

20    Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Emerging Markets Trust

(Amounts in Thousands)

	For the Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(Unaudited)
Change in Net Assets:

Net investment income (loss)	$9	$(365)

Net realized gain	42,388	49,651
Change in unrealized appreciation/depreciation	28,703	35,654

Change in net assets resulting from operations	71,100	84,940

Distributions to shareholders from:
Net realized gain on investments:
Primary Class	(10,934)	(40,636)
Financial Intermediary ClassA	—	—
Institutional Class	(1,345)	(2,574)

Change in net assets from fund share transactions:
Primary Class	(1,428)	96,411
Financial Intermediary Class	100	—
Institutional Class	16,825	14,279

Change in net assets	74,318	152,420

Net Assets:

Beginning of period	378,052	225,632

End of period	$452,370	$378,052

Accumulated net investment loss	$(499)	$(509)

A	Commencement of Operations June 29, 2007.

See notes to financial statements.

Semi-Annual Report to Shareholders    21

Financial Highlights

Emerging Markets Trust

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30,		Years Ended December 31,
	2007		2006		2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$23.20		$19.80		$16.70	$14.69	$8.64	$10.08

Investment operations:
Net investment income/(loss)	(.01	)A	(.04	)A	.07	(.01)	.05	(.03)
Net realized and unrealized gain/(loss)	4.39		6.38		6.04	2.98	6.00	(1.41)

Total from investment operations	4.38		6.34		6.11	2.97	6.05	(1.44)

Distributions from:
Net investment income	—		—		(.02)	—	—	—
Net realized gain on investments	(.75)		(2.94)		(2.99)	(.96)	—	—

Total distributions	(.75)		(2.94)		(3.01)	(.96)	—	—

Net asset value, end of period	$26.83		$23.20		$19.80	$16.70	$14.69	$8.64

Total return	18.84	%B	33.18%		38.51%	20.51%	70.26%	(14.29)%
Ratios to Average Net Assets:C
Total expenses	2.36	%D	2.38%		2.54%	2.62%	2.99%	2.96%
Expenses net of waivers, if any	2.25	%D	2.25%		2.25%	2.31%	2.50%	2.50%
Expenses net of all reductions	2.25	%D	2.25%		2.25%	2.31%	2.50%	2.50%
Net investment income (loss)	(.10	)%D	(.17)%		.45%	(.08)%	.40%	(.17)%
Supplemental Data:
Portfolio turnover rate	51.3	%B	96.4%		132.6%	149.1%	169.2%	77.6%
Net assets, end of period (in thousands)	$400,870		$349,674		$214,123	$145,835	$96,203	$51,861

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

22    Semi-Annual Report to Shareholders

Financial Highlights — Continued

Emerging Markets Trust — Continued

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	Period Ended June 30, 2007E
	(Unaudited)
Net asset value, beginning of period	$27.18

Investment operations:
Net investment income/(loss)	—
Net realized and unrealized gain/(loss)	—

Total from investment operations	—

Net asset value, end of period	$27.18

Total return	0.00%
Ratios to Average Net Assets:C
Total expenses	1.52	%D
Expenses net of waivers, if any	1.50	%D
Expenses net of all reductions	1.50	%D
Net investment income (loss)	—
Supplemental Data:
Portfolio turnover rate	51.3	%B
Net assets, end of period (in thousands)	$100

E	For the period June 29, 2007 (commencement of operations) to June 30, 2007.

See notes to financial statements.

Semi-Annual Report to Shareholders    23

Financial Highlights

Emerging Markets Trust

For a share of each class of capital stock outstanding:

Institutional Class:

	Six Months Ended June 30,		Years Ended December 31,
	2007		2006		2005F
	(Unaudited)
Net asset value, beginning of period	$23.38		$19.74		$16.90

Investment operations:
Net investment income	.12	A	.17	A	.04
Net realized and unrealized gain	4.43		6.41		5.40

Total from investment operations	4.55		6.58		5.44

Distributions from:
Net investment income	—		—		(.19)
Net realized gain on investments	(.75)		(2.94)		(2.41)

Total distributions	(.75)		(2.94)		(2.60)

Net asset value, end of period	$27.18		$23.38		$19.74

Total return	19.43	%B	34.52%		32.86	%B
Ratios to Average Net Assets:C
Total expenses	1.31	%D	1.31%		1.47	%D
Expenses net of waivers, if any	1.25	%D	1.25%		1.25	%D
Expenses net of all reductions	1.25	%D	1.25%		1.25	%D
Net investment income	.94	%D	.79%		.56	%D
Supplemental Data:
Portfolio turnover rate	51.3	%B	96.4%		132.6	%B
Net assets, end of period (in thousands)	$51,400		$28,378		$11,509

F	For the period June 23, 2005 (commencement of operations) to December 31, 2005.

See notes to financial statements.

24    Semi-Annual Report to Shareholders

Expense Example

Global Income Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2007, and held through June 30, 2007.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses PaidA During the Period 1/1/07 to 6/30/07
Primary Class:
Actual	$1,000.00	$992.40	$6.92
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 1.40% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders    25

Performance Information

Global Income Trust

The graphs on the following pages compare the Fund’s total returns to those of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

26    Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+3.49%	+3.49%
Five Years	+32.59%	+5.80%
Ten Years	+41.21%	+3.51%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A

An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. This graph is provided for illustrative purposes due to the shorter operating history of the Lehman Global Aggregate Bond Index (50% Hedged), the Fund’s current benchmark.

Semi-Annual Report to Shareholders    27

Growth of a $10,000 Investment — Primary Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B

This index provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with dollar-denominated versions of the Pan-European Index and the Asian-Pacific Aggregate Index. The Index also includes euro-dollar and euro-yen corporate bonds, Canadian government securities, and investment grade Rule 144a bonds. The Index hedges the currency back to 50% in dollars and leaves 50% in local currency. Returns are for periods beginning January 1, 1999.

28    Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (as of June 30, 2007)C

Standard & Poor’s Debt RatingsD (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
D	Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders    29

Portfolio of Investments

Global Income Trust

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/ Shares†		Value
Long-Term Securities — 100.7%
Corporate Bonds and Notes — 37.1%
Aerospace and Defense — N.M.
DRS Technologies Inc.	6.625%	2/1/16	5		$5

Auto Components — N.M.
Visteon Corp.	8.250%	8/1/10	15		15

Building Products — 0.1%
Eco-Bat Finance Ltd.	10.125%	1/31/13	20	EUR	29	A

Capital Markets — 1.2%
AIB UK 1 LP	4.781%	12/29/49	133	EUR	164	B
Lehman Brothers Holdings Inc.	5.250%	2/6/12	130		128
Lehman Brothers Holdings Inc.	4.625%	3/14/19	50	EUR	64	B
The Bear Stearns Cos. Inc.	5.125%	1/20/10	20	GBP	39

					395

Chemicals — N.M.
Lyondell Chemical Co.	8.000%	9/15/14	5		5
Lyondell Chemical Co.	8.250%	9/15/16	5		5

					10

Commercial Banks — 4.3%
Banca Monte dei Paschi di Siena SpA	4.875%	5/31/16	100	EUR	130
Banco Bradesco SA	8.000%	4/15/14	50	EUR	78
Banco Popolare di Verona e Novara Scrl	6.156%	6/29/49	50	EUR	68	B
Company Operative Bank PLC	5.875%	4/2/19	50	GBP	95
Deutsche Postbank IV	5.983%	6/29/49	300	EUR	406	B
ESFG International Ltd.	5.753%	12/31/49	200	EUR	265	B
Fortis Bank SA/N.V.	4.625%	10/29/49	100	EUR	129	A,B

30    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par/ Shares†		Value
Corporate Bonds and Notes — Continued
Commercial Banks — Continued
Lloyds Bank PLC	4.385%	5/29/49	151	EUR	$187	B
Royal Bank of Scotland PLC	6.200%	3/29/49	50	GBP	98	B

					1,456

Commercial Services and Supplies — 0.8%
Waste Management Inc.	6.875%	5/15/09	275		281

Consumer Finance — 4.0%
Ford Motor Credit Co.	7.375%	10/28/09	420		417
Ford Motor Credit Co.	7.375%	2/1/11	50		49
GMAC LLC	5.625%	5/15/09	410		401
GMAC LLC	8.000%	11/1/31	321		328
SLM Corp.	5.000%	10/1/13	60		51
SLM Corp.	5.375%	5/15/14	95		81
SLM Corp.	5.050%	11/14/14	30		25
SLM Corp.	5.625%	8/1/33	10		8

					1,360

Containers and Packaging — N.M.
Graham Packaging Co. Inc.	8.500%	10/15/12	10		10
Graham Packaging Co. Inc.	9.875%	10/15/14	5		5

					15

Diversified Consumer Services — 0.3%
Dignity Finance PLC	8.151%	12/31/30	40	GBP	100
Service Corp. International	7.500%	4/1/27	15		14	A

					114

Semi-Annual Report to Shareholders    31

	Rate	Maturity Date	Par/ Shares†		Value
Corporate Bonds and Notes — Continued
Diversified Financial Services — 6.1%
ABN AMRO Bank NV	4.310%	2/28/49	36	EUR	$44	B
Annington Finance No. 4	8.070%	1/10/23	80	GBP	191
Citigroup Inc.	4.125%	2/22/10	240		233
DI Finance LLC	9.500%	2/15/13	9		10
Fortis Hybrid Financing	5.125%	6/29/49	157	EUR	204	B
HSBC Finance Corp.	8.000%	7/15/10	50		53
HSBC Finance Corp.	7.000%	5/15/12	80		84
ING Groep N.V.	4.176%	6/8/49	8	EUR	10	B
Irish Nationwide Building Society	5.875%	12/15/08	50	GBP	100
Mellon Funding Corp.	6.375%	11/8/11	96	GBP	193
MUFG Capital Finance 2 Ltd.	4.850%	7/29/49	65	EUR	83	B
MUFG Capital Finance 4 Ltd.	5.271%	7/12/49	85	EUR	111	B
Nordea Kredit Realkreditaktieselskab	4.000%	10/1/38	3,303	DKK	527
RZB Finance Jersey IV Ltd.	5.169%	5/29/49	200	EUR	258	B

					2,101

Diversified Telecommunication Services — 0.9%
Cincinnati Bell Inc.	7.000%	2/15/15	10		10
Citizens Communications Co.	7.125%	3/15/19	10		10
Citizens Communications Co.	7.875%	1/15/27	5		5
France Telecom SA	8.000%	12/20/17	14	GBP	31
Koninklijke (Royal) KPN N.V.	4.500%	3/18/13	50	EUR	65
Koninklijke (Royal) KPN N.V.	4.750%	1/17/17	87	EUR	112
Level 3 Financing Inc.	9.250%	11/1/14	10		10
Level 3 Financing Inc.	8.750%	2/15/17	5		5	A
Qwest Capital Funding Inc.	7.750%	2/15/31	20		19
Qwest Communications International Inc.	8.860%	2/15/09	7		7	C
Telefonica Europe BV	5.125%	2/14/13	20	EUR	27
Windstream Corp.	8.625%	8/1/16	15		16

					317

32    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par/ Shares†		Value
Corporate Bonds and Notes — Continued
Electric Utilities — 2.0%
Edison Mission Energy	7.200%	5/15/19	10		$9	A
Exelon Corp.	5.625%	6/15/35	60		54
FirstEnergy Corp.	6.450%	11/15/11	190		195
FirstEnergy Corp.	7.375%	11/15/31	60		65
Pacific Gas and Electric Co.	3.600%	3/1/09	330		320
The Cleveland Electric Illuminating Co.	5.650%	12/15/13	40		39

					682

Energy Equipment and Services — 0.1%
Pride International Inc.	7.375%	7/15/14	20		20

Food and Staples Retailing — 0.2%
Central European Distribution Corp.	8.000%	7/25/12	40	EUR	58	A

Gas Utilities — 0.2%
Southern Natural Gas Co.	8.000%	3/1/32	49		56
Suburban Propane Partners LP	6.875%	12/15/13	15		14

					70

Health Care Equipment and Supplies — 0.2%
Fresenius Finance B.V.	5.000%	1/31/13	13	EUR	17	A
Fresenius Finance B.V.	5.500%	1/31/16	8	EUR	11	A
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	22		22	D

					50

Health Care Providers and Services — 0.8%
AmerisourceBergen Corp.	5.875%	9/15/15	10		10
Community Health Systems Inc.	8.875%	7/15/15	10		10	A

Semi-Annual Report to Shareholders    33

	Rate	Maturity Date	Par/ Shares†	Value
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
DaVita Inc.	6.625%	3/15/13	20	$20	A
HCA Inc.	6.250%	2/15/13	190	171
HCA Inc.	7.500%	11/6/33	50	42
Tenet Healthcare Corp.	6.500%	6/1/12	20	18
Tenet Healthcare Corp.	9.875%	7/1/14	10	10

				281

Hotels, Restaurants and Leisure — 0.7%
Boyd Gaming Corp.	6.750%	4/15/14	10	10
Boyd Gaming Corp.	7.125%	2/1/16	130	126
Caesars Entertainment Inc.	8.125%	5/15/11	7	7
Caesars Entertainment Inc.	7.000%	4/15/13	8	8
Hilton Hotels Corp.	7.625%	5/15/08	4	4
Inn of the Mountain Gods Resortand Casino	12.000%	11/15/10	10	11
MGM MIRAGE	8.500%	9/15/10	20	21
MGM MIRAGE	6.750%	9/1/12	10	10
MGM MIRAGE	6.625%	7/15/15	5	5
MGM MIRAGE	7.625%	1/15/17	15	14
Premier Entertainment Biloxi LLC	10.750%	2/1/12	10	10
Station Casinos Inc.	6.875%	3/1/16	5	4
Station Casinos Inc.	7.750%	8/15/16	15	15

				245

Independent Power Producers and Energy Traders — 0.8%
Dynegy Holdings Inc.	7.750%	6/1/19	20	19	A
NRG Energy Inc.	7.250%	2/1/14	20	20
The AES Corp.	9.500%	6/1/09	17	18
The AES Corp.	8.875%	2/15/11	7	7
The AES Corp.	8.750%	5/15/13	65	69	A

34    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par/ Shares†		Value
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — Continued
The AES Corp.	7.750%	3/1/14	6		$6
TXU Corp.	6.550%	11/15/34	150		121

					260

Insurance — 3.9%
Axa	5.777%	7/29/49	50	EUR	68	B
Bupa Finance PLC	6.125%	9/16/20	45	GBP	84	B
ELM B.V.	5.849%	4/12/49	100	EUR	132	B
ELM B.V.	5.252%	5/29/49	300	EUR	389	B
Generali Finance BV	5.479%	2/28/49	100	EUR	132	B
Generali Finance BV	5.317%	6/29/49	100	EUR	132	B
Muenchener Rueckversicherungs- Gesellschaft AG (MunichRe)	5.767%	6/29/49	150	EUR	200	B
Royal and Sun Alliance Insurance Group PLC	8.500%	7/29/49	53	GBP	114	B
SL PLC	5.314%	11/29/49	60	EUR	78	B

					1,329

IT Services — 0.4%
Electronic Data Systems Corp.	7.125%	10/15/09	110		113
SunGard Data Systems Inc.	9.125%	8/15/13	10		10

					123

Media — 2.2%
CCH I Holdings LLC	11.000%	10/1/15	10		11
Comcast Cable Communications Inc.	6.750%	1/30/11	155		161
Comcast Corp.	6.500%	1/15/15	95		97
Comcast Corp.	6.500%	1/15/17	60		61
Cox Communications Inc.	7.125%	10/1/12	195		206
CSC Holdings Inc.	7.625%	4/1/11	1		1
CSC Holdings Inc.	7.875%	2/15/18	20		19

Semi-Annual Report to Shareholders    35

	Rate	Maturity Date	Par/ Shares†	Value
Corporate Bonds and Notes — Continued
Media — Continued
DirecTV Holdings LLC	8.375%	3/15/13	15	$16
EchoStar DBS Corp.	7.125%	2/1/16	30	29
Idearc Inc.	8.000%	11/15/16	20	20
Lamar Media Corp.	7.250%	1/1/13	19	19
Time Warner Inc.	6.875%	5/1/12	5	5
Time Warner Inc.	7.625%	4/15/31	100	107
Univision Communications Inc.	9.750%	3/15/15	10	10	A,E

				762

Metals and Mining — 0.1%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	30	32
Steel Dynamics Inc.	6.750%	4/1/15	10	10	A

				42

Multiline Retail — N.M.
J.C. Penney Co. Inc.	7.400%	4/1/37	10	11

Office Electronics — N.M.
Xerox Corp.	6.750%	2/1/17	10	10

Oil, Gas and Consumable Fuels — 3.8%
Chesapeake Energy Corp.	6.375%	6/15/15	5	5
Complete Production Services Inc.	8.000%	12/15/16	15	15	A
ConocoPhillips	4.750%	10/15/12	150	145
Devon Financing Corp. ULC	6.875%	9/30/11	260	271
El Paso Corp.	7.800%	8/1/31	17	17
El Paso Corp.	7.750%	1/15/32	100	101
El Paso Natural Gas Co.	8.375%	6/15/32	62	73
Kerr-McGee Corp.	7.875%	9/15/31	135	156
Peabody Energy Corp.	6.875%	3/15/13	18	18

36    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par/ Shares†		Value
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
Pogo Producing Co.	6.625%	3/15/15	10		$10
SemGroup LP	8.750%	11/15/15	5		5	A
The Williams Cos. Inc.	7.125%	9/1/11	270		277
The Williams Cos. Inc.	8.750%	3/15/32	50		58
XTO Energy Inc.	7.500%	4/15/12	145		156

					1,307

Pharmaceuticals — 0.4%
GlaxoSmithKline Capital PLC	4.000%	6/16/25	102	EUR	119

Real Estate Investment Trusts — 0.1%
Host Marriott LP	6.750%	6/1/16	10		10
Ventas Inc.	8.750%	5/1/09	10		10
Ventas Inc.	6.750%	6/1/10	10		10
Ventas Inc.	6.750%	4/1/17	10		10

					40

Real Estate Management and Development — N.M.
Forest City Enterprises Inc.	6.500%	2/1/17	6		6

Road and Rail — 0.2%
Hertz Corp.	8.875%	1/1/14	10		10
Horizon Lines LLC	9.000%	11/1/12	11		12
Kansas City Southern Railway	9.500%	10/1/08	29		30

					52

Semiconductors and Semiconductor Equipment — N.M.
Freescale Semiconductor Inc.	8.875%	12/15/14	5		5	A

Semi-Annual Report to Shareholders    37

	Rate	Maturity Date	Par/ Shares†		Value
Corporate Bonds and Notes — Continued
Textiles, Apparel and Luxury Goods — N.M.
Oxford Industries Inc.	8.875%	6/1/11	10		$10

Thrifts and Mortgage Finance — 1.4%
Countrywide Financial Corp.	5.800%	6/7/12	30		30
Countrywide Financial Corp.	6.250%	5/15/16	100		98
Hypo Real Estate International Trust I	5.864%	6/14/17	50	EUR	67	B
Realkredit Danmark AS	4.000%	10/1/38	1,866	DKK	296

					491

Tobacco — 0.9%
Altria Group Inc.	5.625%	11/4/08	120		120
Altria Group Inc.	7.000%	11/4/13	160		170
Reynolds American Inc.	6.750%	6/15/17	15		15

					305

Wireless Telecommunication Services — 1.0%
Nextel Communications Inc.	7.375%	8/1/15	20		20
Sprint Capital Corp.	7.625%	1/30/11	50		53
Sprint Capital Corp.	8.375%	3/15/12	100		109
Telefonica Emisiones S.A.U.	5.375%	2/2/18	95	GBP	173

					355

Total Corporate Bonds and Notes (Cost — $12,494)					12,731

Mortgage-Backed Securities — N.M.
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.632%	12/15/16	1,379		3	A,F,G1

Total Mortgage-Backed Securities (Cost — $143)					3

38    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par/ Shares†	Value
U.S. Government and Agency Obligations — 3.5%
Fixed Rate Securities — 2.4%
United States Treasury Bonds	4.500%	2/15/36	55	$50
United States Treasury Bonds	4.750%	2/15/37	30	28
United States Treasury Notes	3.000%	2/15/08	750	741

				819

Treasury Inflation-Protected SecuritiesH — 1.1%
United States Treasury Inflation- Protected Security	2.500%	7/15/16	379	374

Total U.S. Government and Agency Obligations (Cost — $1,202)				1,193

U.S. Government Agency Mortgage-Backed Securities — 38.5%
Fannie Mae	5.500%	12/1/22	100	99	I
Fannie Mae	6.500%	7/1/29	80	82
Fannie Mae	6.000%	8/1/36 to 3/1/37	793	785
Fannie Mae	5.500%	1/1/37	498	480
Fannie Mae	5.000%	12/1/37	6,440	6,030	I
Fannie Mae	6.000%	12/1/37	3,900	3,856	I
Fannie Mae	6.500%	12/1/37	100	101	I
Freddie Mac	6.500%	8/1/29	111	113
Freddie Mac	5.000%	12/1/37	300	281	I
Government National Mortgage Association	7.000%	8/15/28	8	8
Government National Mortgage Association	6.500%	10/15/31	275	281
Government National Mortgage Association	6.000%	11/15/32	108	107
Government National Mortgage Association	6.000%	12/1/37	700	696	I
Government National Mortgage Association	6.500%	12/1/37	300	305	I

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $13,319)				13,224

Semi-Annual Report to Shareholders    39

	Rate	Maturity Date	Par/ Shares†	Value
Yankee BondsJ — 5.8%
Aerospace and Defense — 0.3%
Systems 2001 Asset Trust	6.664%	9/15/13	116	$121	A

Commercial Banks — 2.2%
Glitnir Banki Hf	6.693%	6/15/16	130	134	A,B
HSBK Europe BV	7.250%	5/3/17	180	177	A
ICICI Bank Ltd.	6.375%	4/30/22	100	95	A,B
Resona Preferred Global Securities	7.191%	12/29/49	50	51	A,B
TuranAlem Finance BV	8.250%	1/22/37	180	173	A
Woori Bank	6.125%	5/3/16	125	125	A,B

				755

Energy Equipment and Services — 0.1%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	20	20
Compagnie Generale de Geophysique-Veritas	7.750%	5/15/17	5	5

				25

Foreign Government — 1.2%
Federative Republic of Brazil	11.000%	8/17/40	90	118
Republic of Panama	7.125%	1/29/26	54	58
Russian Federation	7.500%	3/31/30	149	164	A
United Mexican States	6.750%	9/27/34	65	69

				409

Industrial Conglomerates — 0.5%
Tyco International Group SA	6.125%	11/1/08	100	101
Tyco International Group SA	6.375%	10/15/11	85	88

				189

40    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par/ Shares†		Value
Yankee Bonds — Continued
Insurance — 0.1%
XL Capital Ltd.	5.250%	9/15/14	20		$19

Media — N.M.
Rogers Cable Inc.	6.750%	3/15/15	10		10

Metals and Mining — 0.3%
Vale Overseas Ltd.	6.875%	11/21/36	90		91

Oil, Gas and Consumable Fuels — 1.1%
Anadarko Finance Co.	7.500%	5/1/31	100		107
Gazprom	6.212%	11/22/16	90		88	A
Gazprom	6.510%	3/7/22	100		99	A
OPTI Canada Inc.	7.875%	12/15/14	10		10	A
OPTI Canada Inc.	8.250%	12/15/14	10		10	A
Teekay Shipping Corp.	8.875%	7/15/11	22		23
Western Oil Sands Inc.	8.375%	5/1/12	27		30

					367

Wireless Telecommunication Services — N.M.
Rogers Wireless Inc.	6.375%	3/1/14	5		5

Total Yankee Bonds (Cost — $1,984)					1,991

Foreign Government Obligations — 15.8%
Bundesrepublik Deutschland	4.250%	1/4/14	65	EUR	87
Canadian Real Return Bond	4.000%	12/1/31	85	CAD	109	K
Federal Republic of Germany	3.750%	1/4/15	220	EUR	283
Federal Republic of Germany	4.750%	7/4/34	90	EUR	122
Federal Republic of Germany	4.000%	1/4/37	960	EUR	1,159
Government of Japan	1.400%	12/20/13	32,000	JPY	256
Government of Japan	0.800%	9/10/15	31,000	JPY	244	L
Government of Japan	0.800%	12/10/15	17,000	JPY	134	L

Semi-Annual Report to Shareholders    41

	Rate	Maturity Date	Par/ Shares†		Value
Foreign Government Obligations — Continued
Government of Japan	1.100%	12/10/16	32,670	JPY	$262	C
Government of Japan	1.220%	3/20/21	19,000	JPY	154	C
Government of Japan	2.100%	3/20/27	54,000	JPY	431
Government of Poland	6.000%	5/24/09	635	PLN	232
Government of Poland	6.250%	10/24/15	364	PLN	136
Government of Poland	5.750%	9/23/22	930	PLN	339
Kingdom of Norway	6.500%	5/15/13	160	NOK	29
Kingdom of Norway	5.000%	5/15/15	2,580	NOK	434
Kingdom of Norway	4.250%	5/19/17	1,040	NOK	164
Republic of France	4.750%	4/25/35	420	EUR	568
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	50	GBP	126
United Kingdom Treasury Stock	5.000%	3/7/12	35	GBP	68
United Kingdom Treasury Stock	5.000%	9/7/14	12	GBP	23
United Kingdom Treasury Stock	4.750%	3/7/20	29	GBP	55

Total Foreign Government Obligations (Cost — $5,502)					5,415

Warrants — N.M.
AT&T Latin America Cop.			18	wts	—	M,N

Total Warrants (Cost — $—)M					—	M

Total Long-Term Securities (Cost — $34,644)					34,557

Repurchase Agreements — 29.4%

Goldman Sachs & Company
5.25%, dated 6/29/07, to be repurchased at $5,046 on 7/2/07 (Collateral: $ 4,975 Tennessee Valley Authority bonds, 5.625%, due 1/18/11, value $ 5,149)			5,044		5,044

42    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

	Par/ Shares†	Value
Lehman Brothers Inc.
5.1%, dated 6/29/07, to be repurchased at $5,045 on 7/2/07 (Collateral: $10,015 Resolution Funding Corporation principal — only securities, due 10/15/19, value $5,144)	5,043	$5,043

Total Short-Term Securities (Cost — $10,087)		10,087

Total Investments — 130.1% (Cost — $44,731)O		44,644
Other Assets Less Liabilities — (30.1%)		(10,341)

Net Assets — 100.0%		$34,303

Semi-Annual Report to Shareholders    43

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedP
Bundesobligations Futures	September 2007	3	(2)
U.S. Treasury Note Futures	September 2007	12	(11)

			$(13)

Futures Contracts WrittenP
U.S. Treasury Bond Futures	September 2007	5	8
U.S. Treasury Notes Futures	September 2007	38	42

			$50

A

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 4.91% of net assets.

B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2007.

D	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.
E	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

H

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

I	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
K

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

L	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
M	Amount represents less than $1.
N	Non-income producing.

44    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Global Income Trust — Continued

O

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$601
Gross unrealized depreciation	$(688)

Net unrealized appreciation/(depreciation)	$(87)

P	Futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

N.M. – Not Meaningful.

CAD – Canadian Dollar
DKK – Danish Krone
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
NOK – Norwegian Krone
PLN – Polish Zloty

See notes to financial statements.

Semi-Annual Report to Shareholders    45

Statement of Assets and Liabilities

Global Income Trust

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost — $34,644)		$34,557
Short-term securities at value (Cost — $10,087)		10,087
Foreign currency at value (Cost — $274)		277
Receivable for securities sold		3,026
Deposits with brokers for open futures contracts		846
Unrealized appreciation of forward foreign currency contracts		3
Interest and dividends receivable		338
Receivable for fund shares sold		12
Futures variation margin receivable		37
Other assets		1

Total assets		49,184

Liabilities:
Payable for securities purchased	$14,528
Payable for fund shares repurchased	96
Accrued management fee	11
Accrued distribution and service fees	15
Accrued expenses	72
Unrealized depreciation of forward foreign currency contracts	159

Total liabilities		14,881

Net Assets		$34,303

Net assets consist of:
Accumulated paid-in-capital		$37,528
Undistributed net investment income		531
Accumulated net realized loss on investments, futures and foreign currency transactions		(3,555)
Net unrealized depreciation on investments, futures and foreign currency translations		(201)

Net Assets		$34,303

Net Asset Value Per Share:
Primary Class (3,936 shares outstanding)		$8.72

See notes to financial statements.

46    Semi-Annual Report to Shareholders

Statement of Operations

Global Income Trust

For the Six Months Ended June 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest			$835

Expenses:
Management fees	135
Distribution and service fees:
Primary Class	135
Audit and legal fees	32
Custodian fees	24
Directors’ fees and expenses	15
Registration fees	11
Reports to shareholders	16
Transfer agent and shareholder servicing expense:
Primary Class	23
Other expenses	12

	403
Less: Fees waived	(151)
Compensating balance credits	—	A

Net expenses			252

Net Investment Income			583

Net Realized and Unrealized Gain/(Loss) on Investments:

Net realized gain/(loss) on:
Investments	(246)
Futures	(120)
Options	(1)
Foreign currency transactions	24

			(343)

Change in unrealized appreciation/depreciation of:
Investments, futures and foreign currency translations	(586)
Assets and liabilities denominated in foreign currency	(10)

			(596)

Net Realized and Unrealized Loss on Investments			(939)

Decrease in Net Assets Resulting From Operations			$(356)

A	Amounts less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders    47

Statement of Changes in Net Assets

Global Income Trust

(Amounts in Thousands)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006
	(Unaudited)
Change in Net Assets:
Net investment income	$583	$1,208
Net realized gain/(loss)	(343)	680
Change in unrealized appreciation/depreciation	(596)	(29)

Change in net assets resulting from operations	(356)	1,859
Distributions to shareholders from:
Net investment income:
Primary Class	(543)	(1,212)
Change in net assets from fund share transactions:
Primary Class	(2,163)	(4,282)

Change in net assets	(3,062)	(3,635)
Net Assets:
Beginning of period	37,365	41,000

End of period	$34,303	$37,365

Undistributed net investment income	$531	$491

See notes to financial statements.

48    Semi-Annual Report to Shareholders

Financial Highlights

Global Income Trust

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30,		Years Ended December 31,
	2007		2006		2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$8.94		$8.79		$9.22	$8.74	$8.63	$8.10
Investment operations:
Net investment income	.14	A	.28	A	.28	.23	.28	.30
Net realized and unrealized gain/(loss)	(.23)		.15		(.35)	.49	.61	.53

Total from investment operations	(.09)		.43		(.07)	.72	.89	.83

Distributions from:
Net investment income	(.13)		(.28)		(.36)	(.24)	(.78)	(.30)

Total distributions	(.13)		(.28)		(.36)	(.24)	(.78)	(.30)

Net asset value, end of period	$8.72		$8.94		$8.79	$9.22	$8.74	$8.63

Total return	(.76	)%B	4.94%		(.77)%	8.39%	10.45%	10.51%
Ratios to Average Net Assets:C
Total expenses	2.24	%D	2.32%		2.16%	2.18%	2.32%	2.18%
Expenses net of waivers, if any	1.40	%D	1.40%		1.40%	1.53%	1.90%	1.90%
Expenses net of all reductions	1.40	%D	1.40%		1.40%	1.53%	1.90%	1.90%
Net investment income	3.26	%D	3.10%		3.02%	2.72%	2.83%	3.70%
Supplemental Data:
Portfolio turnover rate	233.7	%B	362.7%		242.5%	245.2%	198.4%	141.0%
Net assets, end of period (in thousands)	$34,303		$37,365		$41,000	$45,468	$44,450	$41,450

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders    49

Expense Example

International Equity Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary, Class R and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2007, and held through June 30, 2007.

Actual Expenses

The first line for each class in the table on the next page provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your Shares were held for the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if a redemption fee applied to your transactions, your costs would have been higher.

50    Semi-Annual Report to Shareholders

Expense Example — Continued

International Equity Trust — Continued

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses PaidA During the Period 1/1/07 to 6/30/07
Primary Class
Actual	$1,000.00	$1,091.40	$9.96
Hypothetical (5% return before expenses)	1,000.00	1,015.27	9.59
Class R
Actual	$1,000.00	$1,093.40	$8.30
Hypothetical (5% return before expenses)	1,000.00	1,018.84	8.00
Financial Intermediary Class
Actual	$1,000.00	$1,095.30	$6.23
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.01
Institutional Class
Actual	$1,000.00	$1,097.40	$4.37
Hypothetical (5% return before expenses)	1,000.00	1,020.63	4.21

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 1.92%, 1.60%, 1.20% and 0.84% for the Primary Class, Class R, Financial Intermediary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders    51

Performance Information

International Equity Trust

The graphs on the following pages compare the Fund’s total returns to those of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Class R, Financial Intermediary and Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

52    Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+25.31%	+25.31%
Five Years	+139.46%	+19.08%
Ten Years	+85.93%	+6.40%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	An unmanaged index based on the share prices of approximately 1,100 companies listed on stock exchanges around the world. Twenty countries are included in the Index’s portfolio.

Semi-Annual Report to Shareholders    53

Growth of a $1,000,000 Investment — Class R

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
Life of Class*	9.28%	N/A

*	Inception date: December 28, 2006

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index return is for the period beginning December 31, 2006.

N/A – Not applicable.

54    Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+26.24%	+26.24%
Life of Class*	+162.99%	+26.43%

*	Inception date: May 16, 2003

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning April 30, 2003.

Semi-Annual Report to Shareholders    55

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+26.70%	+26.70%
Five Years	+152.02%	+20.31%
Life of Class*	+89.88%	+7.26%

*	Inception date: May 5, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

D	Index returns are for periods beginning April 30, 1998.

56    Semi-Annual Report to Shareholders

Industry Diversification

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	% of Net Assets	Value
Aerospace and Defense	0.5%	$4,417
Airlines	1.6	15,484
Auto Components	1.7	16,867
Automobiles	4.4	43,094
Beverages	1.7	16,684
Building Products	0.8	8,119
Capital Markets	1.5	14,597
Chemicals	3.7	35,261
Commercial Banks	15.3	153,906
Commercial Services and Supplies	0.4	4,004
Communications Equipment	1.2	11,800
Construction and Engineering	1.7	18,090
Construction Materials	0.9	9,103
Consumer Finance	0.2	2,062
Containers and Packaging	0.5	5,426
Distributors	0.5	4,941
Diversified Financial Services	1.0	10,052
Diversified Telecommunication Services	4.2	41,554
Electric Utilities	2.7	26,001
Electrical Equipment	1.4	14,477
Electronic Equipment and Instruments	0.5	4,889
Energy Equipment and Services	1.8	17,420
Food and Staples Retailing	1.8	17,460
Food Products	2.2	21,917
Gas Utilities	0.5	4,688
Health Care Equipment and Supplies	0.2	2,288
Health Care Providers and Services	0.6	6,037
Hotels, Restaurants and Leisure	0.5	4,408
Household Durables	1.1	10,795
Industrial Conglomerates	0.8	8,108
Insurance	4.4	40,502
Internet and Catalog Retail	0.4	4,224
IT Services	0.5	4,967
Machinery	2.1	21,397
Marine	1.4	13,312
Media	1.7	16,231
Metals and Mining	4.9	48,629
Multiline Retail	0.9	8,911
Multi-Utilities	1.9	18,238
Office Electronics	1.0	9,581
Oil, Gas and Consumable Fuels	8.9	86,966
Pharmaceuticals	4.0	40,326
Real Estate Investment Trusts (REITs)	0.9	9,172
Real Estate Management and Development	1.7	16,769
Road and Rail	0.3	3,016
Semiconductors and Semiconductor Equipment	0.8	8,143
Specialty Retail	0.2	2,113
Thrifts and Mortgage Finance	0.3	2,827
Tobacco	0.2	2,395
Trading Companies and Distributors	2.0	19,609
Wireless Telecommunication Services	1.9	19,383
Short-Term Investments	2.5	24,886

Total Investment Portfolio	98.8%	975,546
Other Assets Less Liabilities	1.2	11,791

Net Assets	100%	$987,337

Semi-Annual Report to Shareholders    57

Portfolio of Investments

International Equity Trust

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 95.9%

Australia — 2.6%
AMP Ltd.	431	$3,705
Boart Longyear Group	1,064	2,016	A
Caltex Australia Ltd.	110	2,206
Goodman Fielder Ltd.	1,106	2,282
Metcash Ltd.	479	1,830
Qantas Airways Ltd.	340	1,615
QBE Insurance Group Ltd.	75	1,976
Stockland	516	3,568
WorleyParsons Ltd.	208	6,013

		25,211

Austria — 0.7%
voestalpine AG	76	6,454

Belgium — 0.7%
Dexia	156	4,888
Mobistar SA	29	2,489

		7,377

Brazil — 1.0%
Companhia Vale do Rio Doce (CVRD) — ADR	137	5,180
Petroleo Brasileiro SA — ADR	17	1,856
Unibanco — Uniao de Bancos Brasileiros SA — GDR	23	2,574

		9,610

Canada — 3.6%
Aeroplan Income Fund	151	3,020
Bank of Nova Scotia	34	1,662
Canadian Imperial Bank of Commerce	37	3,355
LionOre Mining International Ltd.	268	7,055	A
Metro Inc.	71	2,507
Potash Corp. of Saskatchewan Inc.	37	2,872
Royal Bank of Canada	43	2,273
Shaw Communications Inc.	62	2,643

58    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value
Canada — Continued
Sherritt International Corp.	151	$2,080
Telus Corp.	48	2,854
The Toronto-Dominion Bank	59	4,071
Yellow Pages Income Fund	57	752	B

		35,144

China — 0.8%
China Overseas Land and Investment Ltd.	2,589	4,006
Guangzhou R&F Properties Co. Ltd.	1,253	3,847

		7,853

Denmark — 2.9%
Carlsberg A/S — Class B	38	4,640
Danske Bank A/S	149	6,129
FLSmidth & Co. A/S	66	5,234
Jyske Bank A/S	71	5,142	A
Sydbank A/S	41	1,945
Topdanmark A/S	22	3,812	A
Trygvesta AS	27	2,091

		28,993

Finland — 2.6%
Elisa Oyj	106	2,890
Metso Corp. Oyj	100	5,942
Nokia Oyj	419	11,800
Sampo Oyj	99	2,871
Wartsila Corp.	36	2,356

		25,859

France — 10.8%
Air France-KLM	162	7,598
AXA	218	9,423
BNP Paribas	78	9,298
Cap Gemini SA	68	4,967
Compagnie de Saint-Gobain	72	8,119
Credit Agricole SA	157	6,415
Neuf Cegetel	117	4,606	A

Semi-Annual Report to Shareholders    59

	Shares/Par	Value
France — Continued
Nexans SA	48	$8,110
PPR	23	3,998
Renault SA	34	5,502
Rhodia SA	122	5,568	A
Schneider Electric SA	16	2,255
Suez SA	182	10,490
Total SA	147	11,989
Vivendi	123	5,308
Wendel Investissement	19	3,402

		107,048

Germany — 6.5%
Celesio AG	34	2,233
DaimlerChrysler AG	100	9,311
Deutsche Bank AG	34	4,961
Deutsche Lufthansa AG	223	6,271
E.ON AG	58	9,816
Fresenius Medical Care AG and Co.	82	3,804
Hypo Real Estate Holding AG	44	2,827
Kloeckner and Co. AG	31	2,223
Lanxess	68	3,825
Merck KGaA	31	4,220
MTU Aero Engines Holding AG	68	4,417
RWE AG	33	3,507
Salzgitter AG	20	3,826
Stada Arzneimittel AG	39	2,474

		63,715

Greece — 0.5%
Coca Cola Hellenic Bottling Co. SA	75	3,457
Cosmote Mobile Telecommunications SA	58	1,798

		5,255

60    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par		Value
Hong Kong — 0.7%
Esprit Holdings Ltd.	167		$2,113
Kerry Properties Ltd.	174		1,094
Li and Fung Ltd.	971		3,508

			6,715

Ireland — 0.7%
Irish Life and Permanent PLC	59		1,502
Smurfit Kappa Group PLC	196		4,942	A

			6,444

Italy — 3.3%
Banca Popolare di Milano Scarl	155		2,369
Banco Popolare di Verona e Novara Scrl	218		6,305
Capitalia SpA	380		3,787
Compagnia Assicuratrice Unipol SpA	183		660	B
ENI SpA	310		11,303
Fiat SpA	120		3,590
Saipem SpA	104		3,552
Seat Pagine Gialle SpA	1,434		862
Unipol — Rts	891	rts	—	A,C

			32,428

Japan — 17.5%
Aisin Seiki Co. Ltd.	58		2,125
Canon Inc.	52		3,046
Canon Marketing Japan Inc.	70		1,432
Dainippon Ink and Chemicals Corp.	473		1,827
Dowa Holdings Co. Ltd.	146		1,558
Dowa Mining Co. Ltd. — Rights	146		77	A,C
Exedy Corp.	21		565
Fuji Electric Holdings Co. Ltd.	453		2,302
Fukuoka Financial Group Inc.	522		3,449	A
Haseko Corp.	1,644		4,869	A
Hokuhoku Financial Group Inc.	599		1,940
Itochu Corp.	584		6,769
Kawasaki Kisen Kaisha Ltd.	722		8,832

Semi-Annual Report to Shareholders    61

	Shares/Par	Value
Japan — Continued
KDDI Corp.	0.5	$3,439
Lawson Inc.	142	4,900
Mazda Motor Corp.	545	3,110
Mitsubishi Electric Corp.	195	1,810
Mitsubishi UFJ Financial Group Inc.	0.5	5,266
Mitsui and Co. Ltd.	391	7,787
Mitsui Fudosan Co. Ltd.	47	1,320
Mizuho Financial Group Inc.	0.3	2,361
NHK Spring Co. Ltd.	501	4,827
Nippon Mining Holdings Inc.	263	2,523
Nippon Steel Corp.	488	3,438
Nippon Yusen Kabushiki Kaisha	488	4,480
Nomura Holdings Inc.	92	1,790
NTN Corp.	424	3,658
ORIX Corp.	8	2,062
Osaka Gas Co. Ltd.	1,261	4,688
Ricoh Co. Ltd.	283	6,535
Sekisui Chemical Co. Ltd.	245	1,895
Shin-Etsu Chemical Co. Ltd.	117	8,352
Sumco Corp.	73	3,668
Sumitomo Corp.	1	9
Takeda Pharmaceutical Co. Ltd.	142	9,175
The Gunma Bank Ltd.	496	3,338
TonenGeneral Sekiyu KK	261	2,549
Tosoh Corp.	800	4,448
Toyoda Gosei Co. Ltd.	36	1,028
Toyota Boshoku Corp.	128	3,236
Toyota Motor Corp.	247	15,662
Urban Corp.	325	5,915
Yamaha Motor Co. Ltd.	204	5,919
Yaskawa Electric Corp.	429	4,889

		172,868

Mexico — 0.2%
Grupo Financiero Banorte SA de CV — Class O	531	2,433

62    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value
Netherlands — 4.5%
Aalberts Industries N.V.	37	$1,013
ABN AMRO Holding N.V.	125	5,761
CSM N.V.	75	2,668
Heineken N.V.	62	3,667
ING Groep N.V.	227	10,052
Koninklijke (Royal) KPN N.V.	455	7,590
Mittal Steel Co. N.V.	163	10,274
Wolters Kluwer N.V.	119	3,646

		44,671

New Zealand — 0.4%
Fletcher Building Ltd.	439	4,182

Norway — 1.4%
Aker Kvaerner ASA	138	3,510
DNB NOR ASA	150	1,934
Petroleum Geo-Services ASA	84	2,105	A
Telenor ASA	314	6,168	A

		13,717

Portugal — 1.1%
Banco Espirito Santo SA	199	4,437
EDP — Energias de Portugal SA	1,094	6,053

		10,490

Russia — 0.2%
Gazprom — ADR	45	1,865

Singapore — 0.7%
China Flexible Packaging Holdings Ltd.	1,560	484
Keppel Corp. Ltd.	576	4,706
Suntec Real Estate Investment Trust	1,727	2,190

		7,380

Semi-Annual Report to Shareholders    63

	Shares/Par	Value
South Africa — 0.3%
Aveng Ltd.	484	$3,433

South Korea — 1.6%
Daelim Industrial Co. Ltd.	7	1,059
Doosan Infracore Co. Ltd.	81	2,716
GS Engineering and Construction Corp.	42	5,067
GS Holdings Corp.	99	4,824
KT&G Corp.	34	2,395

		16,061

Spain — 2.6%
ACS, Actividades de Construccion y Servicios SA	20	1,281
Banco Bilbao Vizcaya Argentaria SA	244	6,010
Banco Santander Central Hispano SA	157	2,903
Red Electrica de Espana	115	5,418
Telefonica SA	427	9,553

		25,165

Sweden — 1.8%
Electrolux AB	169	4,031
Kungsleden AB	47	587
Svenska Handelsbanken AB	178	5,014
Swedbank AB	132	4,793
Trelleborg AB	123	3,401

		17,826

Switzerland — 5.7%
Baloise Holding AG	30	2,994
Holcim Ltd.	45	4,921
Nestle SA	41	15,651
Novartis AG	162	9,137
OC Oerlikon Corp. AG	8	4,330	A
Roche Holding AG	68	12,181
Swiss Life Holding	6	1,658	A

64    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par		Value
Switzerland — Continued
UBS AG	27		$1,642
Zurich Financial Services AG	11		3,492

			56,006

Taiwan — N.M.
Siliconware Precision Industries Co. — ADR	13		145

United Kingdom — 20.5%
Aberdeen Asset Management PLC	482		1,893
Amvescap PLC	183		2,368
Anglo American PLC	114		6,748
Barclays PLC	478		6,671
Barratt Developments PLC	—	D	—	E
BG Group PLC	454		7,489
BP PLC	1,629		19,713
British Energy Group PLC	434		4,714
British Land Co. PLC	127		3,414
BT Group PLC	1,183		7,893
FirstGroup PLC	225		3,016
GKN PLC	637		5,086
GlaxoSmithKline PLC	120		3,139
Hays PLC	1,165		4,004
HBOS PLC	464		9,181
Henderson Group PLC	616		1,943
Home Retail Group PLC	459		4,224
HSBC Holdings PLC	416		7,636
Imperial Chemical Industries PLC	671		8,369
John Wood Group PLC	330		2,240
Lloyds TSB Group PLC	664		7,410
Mitchells and Butlers PLC	250		4,408
National Grid PLC	286		4,241
Next PLC	122		4,913
Old Mutual PLC	633		2,144
Premier Foods PLC	227		1,316
Prudential PLC	241		3,447

Semi-Annual Report to Shareholders    65

	Shares/Par	Value
United Kingdom — Continued
Royal Bank of Scotland Group PLC	1,036	$13,156
Royal Dutch Shell PLC	314	12,829
Royal Dutch Shell PLC — B shares	187	7,821
Scottish and Newcastle PLC	383	4,920
St. James’s Place PLC	85	727
Tesco PLC	979	8,223
The Weir Group PLC	158	2,311
Travis Perkins PLC	74	2,821
Vodafone Group PLC	3,462	11,657

		202,085

Total Common Stocks and Equity Interests (Cost — $826,847)		946,433

Preferred Stocks — 0.4%

Brazil — 0.2%
Usinas Siderurgicas de Minas Gerais SA	34	1,939

Germany — 0.2%
Fresenius AG	30	2,288

Total Preferred Stocks (Cost — $ 2,389)		4,227

Repurchase Agreements — 2.5%

Bank of America
5.22%, dated 6/29/07, to be repurchased at $12,448 on 7/2/07 (Collateral: $12,910 Fannie Mae discount note, 0%, due 10/26/07, value $12,692)	$12,443	12,443

66    Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value
Repurchase Agreements — Continued
Goldman Sachs & Company
5.23%, dated 6/29/07, to be repurchased at $ 12,448 on 7/2/07 (Collateral: $13,944 Fannie Mae notes, 4.50%, due 8/1/35, value $ 12,725)	$12,443	$12,443

Total Repurchase Agreements (Cost — $24,886)		24,886

Total Investments — 98.8% (Cost — $854,122)F		975,546
Other Assets Less Liabilities — 1.2%		11,791

Net Assets — 100.0%		$987,337

A	Non-income producing.
B	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.
C	Illiquid security valued at fair value under procedures approved by the Board of Directors.
D	Amount represents less than 50.
E	Amount represents less than $1.
F

Aggregate cost for federal income tax purpose is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$134,280
Gross unrealized depreciation	$(12,856)

Net unrealized appreciation/(depreciation)	$121,424

ADR – American Depository Receipt

GDR – Global Depository Receipt

N.M. Not Meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders    67

Statement of Assets and Liabilities

International Equity Trust

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost – $829,236)		$950,660
Short-term securities at value (Cost – $24,886)		24,886
Foreign currency at value (Cost $4,155)		4,197
Receivable for securities sold		5,429
Receivable for fund shares sold		2,649
Dividends and interest receivable		1,855

Total assets		989,676

Liabilities:
Payable for fund shares repurchased	$1,063
Accrued management fee	599
Accrued distribution and service fees	427
Accrued expenses	250

Total liabilities		2,339

Net Assets		$987,337

Net assets consist of:
Accumulated paid-in-capital		$792,908
Undistributed net investment income		9,277
Accumulated net realized gain on investments and foreign currency transactions		63,687
Unrealized appreciation of investments and foreign currency translations		121,465

Net Assets		$987,337

Net Asset Value Per Share:
Primary Class (24,332 shares outstanding)		$21.12

Class R (28 shares outstanding)		$21.88

Financial Intermediary Class (1,619 shares outstanding)		$21.93

Institutional Class (19,939 shares outstanding)		$21.93

See notes to financial statements.

68    Semi-Annual Report to Shareholders

Statement of Operations

International Equity Trust

Six Months Ended June 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Dividends	$16,625
Interest	509
Other income	891
Less: Foreign taxes withheld	(1,682)

Total income		$16,343
Expenses:
Management fees	$3,338
Distribution and service fees:
Primary Class	2,386
Class R	1
Financial Intermediary Class	40
Audit and legal fees	33
Custodian fees	196
Directors’ fees and expenses	32
Registration fees	41
Reports to shareholders	53
Transfer agent and shareholder servicing expense:
Primary Class	191
Class R	5
Financial Intermediary Class	17
Institutional Class	8
Other expenses	26

	6,367
Less: Compensating balance credits	(3)
Expenses — reimbursed by adviser	(5)

Net expenses		6,359

Net Investment Income		9,984
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	64,270
Foreign currency transactions	(335)

		63,935
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations		11,018

Net Realized and Unrealized Gain on Investments		74,953

Change in Net Assets Resulting From Operations		$84,937

See notes to financial statements.

Semi-Annual Report to Shareholders    69

Statement of Changes in Net Assets

International Equity Trust

(Amounts in Thousands)

	For the Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(Unaudited)
Change in Net Assets:

Net investment income	$9,984	$1,646

Net realized gain	63,935	52,019

Change in unrealized appreciation/depreciation	11,018	59,367

Change in net assets resulting from operations	84,937	113,032

Distributions to shareholders from:
Net investment income:
Primary Class	(545)	(192)
Class R	(1)	—
Financial Intermediary Class	(36)	(132)
Institutional Class	(443)	(1,340)

Net realized gain on investments:
Primary Class	(7,482)	(13,624)
Class R	(8)	—
Financial Intermediary Class	(498)	(898)
Institutional Class	(6,103)	(6,151)

Change in net assets from fund share transactions:
Primary Class	29,619	138,256
Class R	584	10
Financial Intermediary Class	2,620	10,713
Institutional Class	194,856	168,079

Change in net assets	297,500	407,753

Net Assets:

Beginning of period	689,837	282,084

End of period	$987,337	$689,837

Undistributed net investment income	$9,277	$318

See notes to financial statements.

70    Semi-Annual Report to Shareholders

Financial Highlights

International Equity Trust

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006		2005	2004	2003		2002
	(Unaudited)
Net asset value, beginning of period	$19.66		$16.06		$13.52	$11.21	$8.02		$9.19

Investment operations:
Net investment income	.17	A	.04	A	.05	.02	.03		.02
Net realized and unrealized gain/(loss)	1.62		4.19		2.53	2.31	3.16		(1.19)

Total from investment operations	1.79		4.23		2.58	2.33	3.19		(1.17)

Distributions from:
Net investment income	(.02)		(.01)		(.04)	(.02)	(.00	)B	—
Net realized gain on investments	(.31)		(.62)		—	—	—		—

Total distributions	(.33)		(.63)		(.04)	(.02)	.00		—

Net asset value, end of period	$21.12		$19.66		$16.06	$13.52	$11.21		$8.02

Total return	9.14	%C	26.39%		19.11%	20.86%	39.82%		(12.73)%
Ratios to Average Net Assets:D
Total expenses	1.92	%E	2.00%		2.11%	2.18%	2.39%		2.40%
Expenses net of waivers, if any	1.92	%E	2.00%		2.10%	2.13%	2.25%		2.25%
Expenses net of all reductions	1.92	%E	2.00%		2.10%	2.13%	2.25%		2.25%
Net investment income	1.68	%E	.21%		.42%	.25%	.42%		.23%
Supplemental Data:
Portfolio turnover rate	69.1	%C	111.2%		118.0%	114.7%	130.9%		109.1%
Net assets, end of period (in thousands)	$513,982		$449,534		$244,899	$180,864	$129,535		$81,032

A	Computed using average daily shares outstanding.
B	Amount represents less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders    71

Class R:

	Six Months Ended June 30, 2007		Period Ended December 31, 2006F
	(Unaudited)
Net asset value, beginning of period	$20.32		$20.33

Investment operations:
Net investment income	.21	A	—	A
Net realized and unrealized gain/(loss)	1.68		(.01)

Total from investment operations	1.89		(.01)

Distributions from:
Net investment income	(.02)		—
Net realized gain on investments	(.31)		—

Total distributions	(.33)		—

Net asset value, end of period	$21.88		$20.32

Total return	9.34	%C	(.05	)%C
Ratios to Average Net Assets:D
Total expenses	5.65	%E	1.40	%E
Expenses net of waivers, if any	1.60	%E	1.40	%E
Expenses net of all reductions	1.60	%E	1.40	%E
Net investment income (loss)	2.00	%E	(1.35	)%E
Supplemental Data:
Portfolio turnover rate	69.1	%C	111.2%
Net assets, end of period (in thousands)	$617		$10

F	For the period December 29, 2006 (commencement of operations) to December 31, 2006.

See notes to financial statements.

72    Semi-Annual Report to Shareholders

Financial Highlights — Continued

International Equity Trust — Continued

Financial Intermediary Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006		2005	2004	2003G
	(Unaudited)
Net asset value, beginning of period	$20.33		$16.54		$13.94	$11.53	$9.03

Investment operations:
Net investment income	.25	A	.16	A	.18	.11	.01
Net realized and unrealized gain	1.68		4.34		2.60	2.38	2.59

Total from investment operations	1.93		4.50		2.78	2.49	2.60

Distributions from:
Net investment income	(.02)		(.09)		(.18)	(.08)	(.10)
Net realized gain on investments	(.31)		(.62)		—	—	—

Total distributions	(.33)		(.71)		(.18)	(.08)	(.10)

Net asset value, end of period	$21.93		$20.33		$16.54	$13.94	$11.53

Total return	9.53	%C	27.28%		20.03%	21.72%	29.12	%C
Ratios to Average Net Assets:D
Total expenses	1.20	%E	1.27%		1.43%	1.55%	1.72	%E
Expenses net of waivers, if any	1.20	%E	1.27%		1.35%	1.39%	1.50	%E
Expenses net of all reductions	1.20	%E	1.27%		1.35%	1.39%	1.50	%E
Net investment income	2.37	%E	.86%		1.20%	1.00%	.54	%E
Supplemental Data:
Portfolio turnover rate	69.7	%C	111.2%		118.0%	114.7%	130.9	%C
Net assets, end of period (in thousands)	$35,512		$30,502		$15,710	$13,661	$12,357

G	For the period May 16, 2003 (commencement of operations) to December 31, 2003.

See notes to financial statements.

Semi-Annual Report to Shareholders    73

Institutional Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006		2005	2004	2003		2002
	(Unaudited)
Net asset value, beginning of period	$20.29		$16.50		$13.98	$11.56	$8.27		$9.40

Investment operations:
Net investment income	.31	A	.17	A	.18	.14	.07	A	.09	A
Net realized and unrealized gain/(loss)	1.66		4.39		2.64	2.39	3.32		(1.22)

Total from investment operations	1.97		4.56		2.82	2.53	3.39		(1.13)

Distributions from:
Net investment income	(.02)		(.15)		(.30)	(.11)	(.10)		—
Net realized gain on investments	(.31)		(.62)		—	—	—		—

Total distributions	(.33)		(.77)		(.30)	(.11)	(.10)		—

Net asset value, end of period	$21.93		$20.29		$16.50	$13.98	$11.56		$8.27

Total return	9.74	%C	27.70%		20.38%	22.06%	41.32%		(12.02)%
Ratios to Average Net Assets:D
Total expenses	.84	%E	.93%		1.01%	1.07%	1.36%		1.37%
Expenses net of waivers, if any	.84	%E	.93%		1.01%	1.07%	1.25%		1.25%
Expenses net of all reductions	.84	%E	.93%		1.01%	1.07%	1.25%		1.25%
Net investment income	2.94	%E	.88%		1.30%	1.29%	.75%		.99%
Supplemental Data:
Portfolio turnover rate	69.1	%C	111.2%		118.0%	114.7%	130.9%		109.1%
Net assets, end of period (in thousands)	$437,226		$209,791		$21,475	$8,618	$3,544		$134

See notes to financial statements.

74    Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Global Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Global Trust, Inc. (“Corporation”), consisting of the Emerging Markets Trust (“Emerging Markets”), Global Income Trust (“Global Income”) and the International Equity Trust (“International Equity”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end investment company. Emerging Markets and International Equity are diversified; Global Income is non-diversified.

Each Fund has at least two authorized classes of shares: Primary Class and Institutional Class. The Institutional Class of Global Income has not commenced operations. Emerging Markets has an additional authorized class of shares: Financial Intermediary Class. International Equity has two additional authorized classes of shares: Class R and Financial Intermediary Class. The income and expenses of Emerging Markets and International Equity are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary Class, Class R and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

Each Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. A Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. A Fund may use fair value pricing instead of

Semi-Annual Report to Shareholders    75

market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund could expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the period ended June 30, 2007, security transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales
	U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
Emerging Markets	$—	$214,893	$—	$203,042
Global Income	79,260	7,466	77,111	9,803
International Equity	—	803,226	—	604,274

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 pm Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities for each fund.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral is at all

76    Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Each Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, which are calculated at the class level, if available, will be paid monthly for Global Income, and annually for Emerging Markets and International Equity. Net capital gain distributions are calculated at the composite level. Each Fund distributes substantially all of its net capital gain, if any, annually in December. If necessary, a second distribution of such gains will be paid in December to avoid imposition of a federal excise tax. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within a Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Illiquid and Restricted Securities

Each Fund may invest up to 15% of its net assets in illiquid and restricted securities. Securities are deemed “illiquid” if they cannot be disposed of within seven days for approximately the price at which the Fund values the security. Restricted securities are subject to legal or contractual restrictions on resale. These securities may be sold only in privately negotiated transactions, unless the security is subsequently registered or exempt from registration. Illiquid securities are valued at fair value under procedures approved by or under the general oversight of the Board of Directors. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted and/or illiquid securities are denoted on a Fund’s portfolio of investments.

Semi-Annual Report to Shareholders    77

Foreign Taxes

Each Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by each Fund and withheld from dividend and interest income.

Gains realized upon disposition of Indian and Thai securities held by each Fund are subject to capital gains tax in those countries. The tax on realized gains is paid prior to the repatriation of sales proceeds. As of June 30, 2007, there were deferred tax liabilities accrued on unrealized gains of $811 and $251 for Emerging Markets and International Equity, respectively.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

62. Federal Income Taxes:

No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2007.

78    Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

3. Options and Futures:

As part of its investment program, Global Income may utilize options and futures. Emerging Markets and International Equity may also utilize options and futures to a limited extent. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.

The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

Semi-Annual Report to Shareholders    79

Written option:	Impact on the Fund:
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of the sale will be increased by the premium originally received when the option was written.

A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that a Fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, the risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

80    Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

The open futures positions and related appreciation or depreciation at June 30, 2007, for Global Income are listed at the end of its portfolio of investments. Emerging Markets and International Equity had no open futures positions as of June 30, 2007.

4. Financial Instruments:

Emerging Market Securities

Each Fund invests in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries and, with respect to Global Income, by governments of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Forward Currency Exchange Contracts

As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

Semi-Annual Report to Shareholders    81

At June 30, 2007, open forward currency exchange contracts (expressed in the contractual currency) were:

Global Income:

		Contract to				Unrealized Gain/(Loss)
Counterparty	Settlement Date	ReceiveA		DeliverA
Deutsche Bank AG London	8/8/07	AUD	1,866	USD	1,533	50
Credit Suisse First Boston	8/8/07	CAD	145	USD	130	7
Deutsche Bank AG London	8/8/07	CAD	295	USD	184	10
UBS AG London	8/8/07	CAD	439	USD	393	21
Citibank NA	8/8/07	EUR	1,050	USD	1,410	13
Deutsche Bank AG London	8/8/07	EUR	5,868	USD	7,988	(34)
Goldman Sachs International	8/8/07	EUR	200	USD	268	3
JPMorgan Chase Bank	8/8/07	EUR	207	USD	282	(1)
Morgan Stanley London	8/8/07	EUR	1,007	USD	1,371	(6)
UBS AG London	8/8/07	EUR	6,292	USD	8,563	(36)
Credit Suisse First Boston	8/8/07	GBP	239	USD	476	2
UBS AG London	8/8/07	GBP	77	USD	153	1
Citibank NA	8/8/07	JPY	78,995	USD	675	(31)
Credit Suisse First Boston	8/8/07	JPY	30,631	USD	338	(14)
Deutsche Bank AG London	8/8/07	JPY	613,881	USD	5,252	(243)
JPMorgan Chase Bank	8/8/07	JPY	187,721	USD	1,606	(74)
Credit Suisse First Boston	8/8/07	SEK	13,507	USD	2,001	(23)
UBS AG London	8/8/07	SEK	3,500	USD	519	(6)
Citibank NA	8/8/07	USD	514	AUD	622	(14)
Citibank NA	8/8/07	USD	757	CAD	847	(42)
Citibank NA	8/8/07	USD	274	DKK	1,500	1
Citibank NA	8/8/07	USD	11,735	EUR	8,614	60
Citibank NA	8/8/07	USD	1,727	GBP	864	(6)
Citibank NA	8/8/07	USD	2,134	JPY	251,088	85
Citibank NA	8/8/07	USD	166	NOK	1,000	(4)
Citibank NA	8/8/07	USD	669	PLN	1,870	(2)
Citibank NA	8/8/07	USD	1,603	SEK	10,807	21
Credit Suisse First Boston	8/8/07	USD	7,088	EUR	5,214	21
Deutsche Bank AG London	8/8/07	USD	247	GBP	124	(1)
Deutsche Bank AG London	8/8/07	USD	506	NOK	3,036	(10)
Deutsche Bank AG London	8/8/07	USD	447	SEK	3,010	6
Goldman Sachs International	8/8/07	USD	354	AUD	430	(11)
Goldman Sachs International	8/8/07	USD	1,451	EUR	1,066	6
Goldman Sachs International	8/8/07	USD	2,355	JPY	276,102	102
JPMorgan Chase Bank	8/8/07	USD	180	GBP	90	(1)
Morgan Stanley London	8/8/07	USD	579	AUD	702	(17)
UBS AG London	8/8/07	USD	641	DKK	3,509	2
UBS AG London	8/8/07	USD	367	EUR	270	1
UBS AG London	8/8/07	USD	127	JPY	14,952	5
Deutsche Bank AG London	8/14/07	KRW	268,000	USD	291	—

Net unrealized gain (loss) on open forward currency exchange contracts						$(159)

A	Definitions of currency abbreviations:

AUD – Australian dollar
CAD – Canadian dollar
DKK – Danish Kroner
EUR – Euro
GBP – British pound
JPY – Japanese yen
KRW – South Korean won
NOK – Norwegian krone
PLN – Polish zloty
SEK – Swedish krona
USD – United States dollar

82    Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

5. Transactions With Affiliates:

Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets.

LMFA currently intends to voluntarily waive fees or reimburse expenses to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month the annual rates of average daily net assets specified below. For the period ended June 30, 2007, LMFA reimbursed Emerging Markets $159 and International Equity $5. There were no expenses reimbursed to Global Income as of June 30, 2007. The voluntary waivers are currently expected to continue until April 30, 2008, but may be terminated at any time. The following chart shows annual rates of management fees, expense limits, and management fees waived for each Fund:

			Six Months Ended June 30, 2007
Fund	Management Fee	Expense Limitation	Management Fees Waived
Emerging Markets
Primary Class	1.00%	2.25%	$36
Institutional	1.00%	1.25%	4
Global Income
Primary Class	0.75%	1.40%	106
International Equity
Primary Class	0.75%	2.10%	—
Class R	0.75%	1.60%	—
Financial Intermediary Class	0.75%	1.35%	—
Institutional Class	0.75%	1.10%	—

Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to Emerging Markets and International Equity. Batterymarch is responsible for the actual investment activity of these Funds. LMFA pays Batterymarch a fee for its services at an annual rate equal to 75% of the fee received from Emerging Markets and 66 2/3% of the fee received by LMFA from International Equity.

Western Asset Management Company (“Western Asset”) serves as investment adviser to Global Income. Western Asset is responsible for the actual investment activity of the Fund, for which LMFA pays Western Asset a fee at an annual rate equal to 53 1/3% of the fee LMFA receives from Global Income.

Western Asset Management Company Limited (“WAML”) serves as investment sub-adviser to Global Income. Western Asset (not the Fund) pays WAML a fee at an annual rate equal to 0.20% of the Fund’s average daily net assets, net of any waivers. LMFA pays WAML a sub-administration fee at an annual rate equal to 0.10% of the Fund’s average daily net assets, net of any waivers.

Semi-Annual Report to Shareholders    83

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor for the Funds. LMIS receives an annual distribution fee and an annual service fee based on each Fund’s respective Class’s average daily net assets, calculated daily and payable monthly, as follows:

			Six Months Ended June 30, 2007
	Distribution Fee	Service Fee	Distribution Fees Waived
Emerging Markets
Primary Class	0.75%	0.25%	—
Global Income
Primary Class	0.50%	0.25%	45
International Equity
Primary Class	0.75%	0.25%	—
Class R	0.25%	0.25%	—
Financial Intermediary	—	0.25%	—

LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent pursuant to which LMFS receives payments from the Fund’s transfer agent with respect to accounts where third parties provide certain services to the Fund. These payments are used to offset the Fund’s expenses for such services. These payments totaled $34 for Emerging Markets; $6 for Global Income; and $48 for International Equity for the period ended June 30, 2007.

LMFA, Batterymarch, Western Asset, WAML, LMIS and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

6. Line of Credit:

The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. None of the Funds utilized the line of credit during the period ended June 30, 2007.

84    Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

7. Fund Share Transactions:

At June 30, 2007, there were 125,000 shares authorized at $.001 par value for the Primary and Institutional classes of Emerging Markets and Global Income. At June 30, 2007, there were $100,000 shares authorized at $0.001 par value for the Financial Intermediary Class of Emerging Markets. At June 30, 2007, there were 125,000 shares authorized at $.001 par value for the Primary and Institutional Classes of International Equity, 100,000 shares authorized at $.001 par value for its Financial Intermediary Class, and 500,000 shares authorized at $.001 par value for Class R. Share transactions were:

Emerging Markets Trust

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	1,552	$37,889	6,246	$137,825
Shares issued on reinvestment	390	10,591	1,762	39,402
Shares repurchased	(2,071)	(49,908)	(3,752)	(80,816)

Net Increase (Decrease)	(129)	$(1,428)	4,256	$96,411

Financial Intermediary ClassA
Shares sold	4	$100	—	$—

Net Increase	4	$100	—	$—

Institutional Class
Shares sold	699	$17,248	872	$19,470
Shares issued on reinvestment	49	1,345	114	2,574
Shares repurchased	(71)	(1,768)	(355)	(7,765)

Net Increase	677	$16,825	631	$14,279

A	For the period June 29, 2007 (commencement of operations) to June 30, 2007.

Semi-Annual Report to Shareholders    85

Global Income Trust

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	170	$1,516	431	$3,801
Shares issued on reinvestment	56	497	125	1,098
Shares repurchased	(469)	(4,176)	(1,041)	(9,181)

Net Decrease	(243)	$(2,163)	(485)	$(4,282)

International Equity Trust
	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	3,130	$63,365	9,945	$179,058
Shares issued on reinvestment	362	7,595	674	13,067
Shares repurchased	(2,031)	(41,341)	(2,998)	(53,869)

Net Increase	1,461	$29,619	7,621	$138,256

Class RA
Shares sold	29	$613	1	$10
Shares issued on reinvestment	—	9	—	—
Shares repurchased	(2)	(38)	—	—

Net Increase	27	$584	1	$10

Financial Intermediary Class
Shares sold	307	$6,622	741	$14,074
Shares issued on reinvestment	21	464	44	885
Shares repurchased	(210)	(4,466)	(234)	(4,246)

Net Increase	118	$2,620	551	$10,713

Institutional Class
Shares sold	9,891	$200,892	10,299	$191,654
Shares issued on reinvestment	300	6,540	370	7,466
Shares repurchased	(593)	(12,576)	(1,630)	(31,041)

Net Increase	9,598	$194,856	9,039	$168,079

A	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

86    Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

8. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Funds and has determined that the adoption of FIN 48 has not had a material impact on the Funds’ financial statements. FIN 48 became effective for fiscal periods beginning after December 15, 2006 with implementation for calendar year-end mutual funds required by June 29, 2007.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

9. Reorganization

The Board of Directors of Legg Mason Global Trust, Inc. has approved subject to shareholder approval, an Agreement and Plan of Reorganization (“Plan”) with respect to its series, Legg Mason Global Income Trust (“Global Income Trust”). Under the Plan, Global Income Trust would transfer all of its assets and liabilities to Legg Mason Partners Global Income Fund (“LMP Global Income Fund”), a newly-organized series of Legg Mason Partners Income Trust. The investment manager and a co-principal underwriter of LMP Global Income Fund are affiliates of the investment manager and the principal underwriter of Global Income Trust. A special meeting of shareholders is scheduled for September 10, 2007, and it is anticipated that the proposed Reorganization will be effected by September 30, 2007.

Notes

Notes

Fund Information

Investment Advisers

For Emerging Markets Trust and International Equity Trust:

Batterymarch Financial Management, Inc.

Boston, MA

For Global Income Trust:

Western Asset Management Company

Pasadena, CA

Investment Sub-Adviser

For Global Income Trust:

Western Asset Management Company Limited

London, England

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer

Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds American Leading Companies Trust Classic Valuation Fund Growth Trust Special Investment Trust U.S. Small-Capitalization Value Trust Value Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

Specialty Funds Opportunity Trust	The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.
Global Funds Emerging Markets Trust Global Income Trust International Equity Trust Taxable Bond Funds Core Bond Fund Investment Grade Income Portfolio Limited Duration Bond Portfolio

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/funds/about/aboutlmf.asp#results.

Tax-Free Bond Funds Maryland Tax-Free Income Trust

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of each Fund’s portfolio holdings, as filed on Form N-Q, by contacting each Fund at the appropriate phone number, address or website listed below. Additionally, each Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about each Fund. For a free prospectus for these or any other Legg Mason fund, visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services — Institutional
For Primary Class Shareholders	For FI and I Class Shareholders
c/o BFDS, P.O. Box 55214	c/o BFDS, P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmasonfunds.com	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

LMF-042/S(TN07-766)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

/s/ Mark R. Fetting

Mark R. Fetting

President, Legg Mason Global Trust, Inc.

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting

Mark R. Fetting

President, Legg Mason Global Trust, Inc.

Date: August 28, 2007

/s/ Marie K. Karpinski

Marie K. Karpinski

Vice President and Chief Financial Officer, Legg Mason Global Trust, Inc.

Date: August 17, 2007